Restatement - Schedule of Consolidated Statements of Changes in Shareholders’ Equity/(Deficit) (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Restatement - Schedule of Consolidated Statements of Changes in Shareholders’ Equity/(Deficit) (Details) [Line Items]
Balance	$ 271,889,559	$ (55,487,815)	$ (208,027,666)
as previously reported [Member]
Restatement - Schedule of Consolidated Statements of Changes in Shareholders’ Equity/(Deficit) (Details) [Line Items]
Balance	278,232,443
adjustments [Member]
Restatement - Schedule of Consolidated Statements of Changes in Shareholders’ Equity/(Deficit) (Details) [Line Items]
Balance	(6,342,884)
Additional paid-in capital [Member]
Restatement - Schedule of Consolidated Statements of Changes in Shareholders’ Equity/(Deficit) (Details) [Line Items]
Balance	576,820,410	208,989,097	48,995,465
Additional paid-in capital [Member] | as previously reported [Member]
Restatement - Schedule of Consolidated Statements of Changes in Shareholders’ Equity/(Deficit) (Details) [Line Items]
Balance	576,270,758
Additional paid-in capital [Member] | adjustments [Member]
Restatement - Schedule of Consolidated Statements of Changes in Shareholders’ Equity/(Deficit) (Details) [Line Items]
Balance	549,652
Accumulated deficit [Member]
Restatement - Schedule of Consolidated Statements of Changes in Shareholders’ Equity/(Deficit) (Details) [Line Items]
Balance	(299,219,980)	(251,515,328)	(239,126,377)
Accumulated deficit [Member] | as previously reported [Member]
Restatement - Schedule of Consolidated Statements of Changes in Shareholders’ Equity/(Deficit) (Details) [Line Items]
Balance	(292,234,660)
Accumulated deficit [Member] | adjustments [Member]
Restatement - Schedule of Consolidated Statements of Changes in Shareholders’ Equity/(Deficit) (Details) [Line Items]
Balance	(6,985,320)
Accumulated other comprehensive income [Member]
Restatement - Schedule of Consolidated Statements of Changes in Shareholders’ Equity/(Deficit) (Details) [Line Items]
Balance	(2,585,643)	(10,035,875)	(5,272,144)
Accumulated other comprehensive income [Member] | as previously reported [Member]
Restatement - Schedule of Consolidated Statements of Changes in Shareholders’ Equity/(Deficit) (Details) [Line Items]
Balance	(2,684,640)
Accumulated other comprehensive income [Member] | adjustments [Member]
Restatement - Schedule of Consolidated Statements of Changes in Shareholders’ Equity/(Deficit) (Details) [Line Items]
Balance	98,997
Total Company’s (deficit)/equity [Member]
Restatement - Schedule of Consolidated Statements of Changes in Shareholders’ Equity/(Deficit) (Details) [Line Items]
Balance	274,467,818	(52,540,820)	(195,412,569)
Total Company’s (deficit)/equity [Member] | as previously reported [Member]
Restatement - Schedule of Consolidated Statements of Changes in Shareholders’ Equity/(Deficit) (Details) [Line Items]
Balance	280,804,489
Total Company’s (deficit)/equity [Member] | adjustments [Member]
Restatement - Schedule of Consolidated Statements of Changes in Shareholders’ Equity/(Deficit) (Details) [Line Items]
Balance	(6,336,671)
Non-controlling interests [Member]
Restatement - Schedule of Consolidated Statements of Changes in Shareholders’ Equity/(Deficit) (Details) [Line Items]
Balance	(2,578,259)	$ (2,946,995)	$ (12,615,097)
Non-controlling interests [Member] | as previously reported [Member]
Restatement - Schedule of Consolidated Statements of Changes in Shareholders’ Equity/(Deficit) (Details) [Line Items]
Balance	(2,572,046)
Non-controlling interests [Member] | adjustments [Member]
Restatement - Schedule of Consolidated Statements of Changes in Shareholders’ Equity/(Deficit) (Details) [Line Items]
Balance	$ (6,213)